RELATED PARTIES - Assets/Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Preferred shares held by Brookfield Asset Management	$ (1,015)	$ (1,015)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	171	170
Deposit payable to Brookfield Asset Management	(180)	(680)
Brookfield Asset Management interest in Canholdco	(1,940)	(2,083)
Affiliated entities
Disclosure of transactions between related parties [line items]
Net (payables)/receivables within equity accounted investments	(326)	(378)
Receivables and other assets	83	71
Property-specific debt obligations	(1,650)	(250)
Loans and notes payable and other liabilities	(362)	(259)
Preferred shares held by Brookfield Asset Management	$ (1,015)	$ (1,015)